UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23392

Arca U.S. Treasury Fund
(Exact name of registrant as specified in charter)

4551 Glencoe Avenue, Suite 350, Marina Del Rey, CA	90292
(Address of principal executive offices)	(Zip code)

Philip Liu, Esq.
4551 Glencoe Avenue, Suite 350, Marina Del Rey, CA 90292
(Name and address of agent for service)

Registrant’s telephone number, including area code:	212-991-8037

Date of fiscal year end:	12/31

Date of reporting period:	6/30/25

ITEM 1. REPORTS TO STOCKHOLDERS.

Arca U.S. Treasury Fund

Semi-Annual Report
June 30, 2025

Arca U.S. Treasury Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2025

The Fund’s performance figures* for the periods ended June 30, 2025, compared to its benchmark:

			Annualized
	Six Months	One Year	Three Year	Since Inception (a)
Arca U.S. Treasury Fund	2.07%	4.51%	4.46%	2.66%
Bloomberg Short Treasury Total Return Value Index Unhedged **	2.10%	4.80%	4.53%	2.69%

(a)	Inception date is July 6, 2020.

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Had the Adviser not waived fees and reimbursed expenses, the Fund’s total return would have been lower. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s estimated total annual fund operating expense ratio, after application of the expense limitation agreement, is 0.77% per the Fund’s Prospectus dated May 1, 2025. Had the Adviser not waived fees and reimbursed expenses, the total expense ratio would have been higher. For performance information current to the most recent month-end, please call 1-888-526-1997.

**	Bloomberg Short Treasury Total Return Value Index Unhedged is a measure of the performance of the U.S. Treasury bills, notes, and bonds under one year to maturity. Investors cannot invest directly into an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Holdings by type of investment	% of Net Assets
Short Term Investments:
U.S. Treasury Bills	97.3%
Money Market Fund	19.8%
Liabilities in Excess of Other Assets	(17.1)%
100.0%

Please refer to the Schedule of Investments that follows in this semi-annual report for a detail of the Fund’s holdings.

ARCA U.S. TREASURY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares				Fair Value
	SHORT-TERM INVESTMENTS —117.1%
	MONEY MARKET FUNDS – 19.8%
86,001	Fidelity Treasury Portfolio, Class I, 4.19%(a)			$86,001

Principal
Amount ($)		Yield (%)	Maturity
	U.S. TREASURY BILLS — 97.3%
150,000	United States Treasury Bill	4.28%	10/02/25	148,365
121,000	United States Treasury Bill	4.23%	12/26/25	118,542
160,000	United States Treasury Bill	4.05%	03/19/26	155,483
				422,390

	TOTAL SHORT-TERM INVESTMENTS (Cost $508,568)			508,391

	TOTAL INVESTMENTS - 117.1% (Cost $508,568)			$508,391
	LIABILITIES IN EXCESS OF OTHER ASSETS - (17.1)%			(74,325)
	NET ASSETS - 100.0%			$434,066

(a)	Rate disclosed is the seven day effective yield as of June 30, 2025.

See accompanying notes to financial statements.

Arca U.S. Treasury Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

ASSETS
Investment securities:
At cost	$508,568
At fair value	$508,391
Receivable due from Adviser	35,780
Interest receivable	265
Prepaid expenses & other assets	24,026
TOTAL ASSETS	568,462

LIABILITIES
Accrued legal fees	69,148
Accrued audit and tax fees	25,454
Accrued transfer agent fees	14,556
Accrued administration fees	14,064
Accrued professional fees	4,592
Accrued expenses and other liabilities	6,582
TOTAL LIABILITIES	134,396
NET ASSETS	$434,066

Net Assets Consist Of:
Paid in capital ($0 par value, 100,000,000 shares authorized)	$434,066
NET ASSETS	$434,066

Net Assets	$434,066
Shares of beneficial interest outstanding ($0 par value, 100,000,000 shares authorized)	434,655

Net asset value (Net Assets ÷ Shares Outstanding)	$1.00

See accompanying notes to financial statements.

Arca U.S. Treasury Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2025

INVESTMENT INCOME
Interest	$10,596
TOTAL INVESTMENT INCOME	10,596

EXPENSES
Investment advisory fees	107
Blockchain administration fee	427
Legal fees	76,493
Administrative services fees	39,692
Audit and tax fees	25,753
Compliance officer fees	24,593
Transfer agent fees	20,062
Trustees fees and expenses	11,998
Registration fees	11,242
Custodian fees	8,330
Printing and postage expenses	7,435
Other expenses	36
TOTAL EXPENSES	226,168

Less: Fees waived/reimbursed by the Adviser	(224,568)

NET EXPENSES	1,600
NET INVESTMENT INCOME	8,996

NET UNREALIZED LOSS ON INVESTMENTS
Net change in unrealized depreciation on:
Investments	(304)
(304)

NET UNREALIZED LOSS ON INVESTMENTS	(304)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,692

See accompanying notes to financial statements.

Arca U.S. Treasury Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	June 30, 2025	December 31,
	(Unaudited)	2024
FROM OPERATIONS
Net investment income	$8,996	$19,862
Net change in unrealized depreciation on investments	(304)	(504)
Net increase in net assets resulting from operations	8,692	19,358

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(8,816)	(19,953)
From distributions to shareholders	(8,816)	(19,953)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	1,101	21,000
Net asset value of shares issued in reinvestment of distributions:	8,816	19,953
Payments for shares redeemed:	(2,072)	(3,851)
Net increase in net assets from shares of beneficial interest	7,845	37,102

TOTAL INCREASE IN NET ASSETS	7,721	36,507

NET ASSETS
Beginning of year/period	426,345	389,838
End of year/period	$434,066	$426,345

SHARE ACTIVITY
Shares sold	1,099	20,921
Shares reinvested	8,816	19,953
Shares redeemed	(2,063)	(3,833)
Net increase in shares of beneficial interest outstanding	7,852	37,041

See accompanying notes to financial statements.

Arca U.S. Treasury Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Period* Ended
	June 30, 2025		December 31,	December 31,	December 31,	December 31,		December 31,
	(Unaudited)		2024	2023	2022	2021		2020
Net asset value, beginning of year/period	$1.00		$1.00	$1.01	$1.00	$1.00		$1.00
Activity from investment operations:
Net investment income/(loss) (1)	0.02		0.05	0.05	0.01	(0.00	) (2)	(0.00	) (2)
Net realized and unrealized gain/(loss) on investments (2)	(0.00)		(0.00)	0.00	(0.00)	(0.00)		0.00
Total from investment operations	0.02		0.05	0.05	0.01	(0.00)		0.00
Less distributions from:
Net investment income	(0.02)		(0.05)	(0.06)	—	—		—
Total distributions	(0.02)		(0.05)	(0.06)	—	—		—
Net asset value, end of year/period	$1.00		$1.00	$1.00	$1.01	$1.00		$1.00
Total return (3)	2.07%		5.03%	5.26%	1.00%	0.00%		0.00	% (9)
Net assets, end of year/period (000’s)	$434		$426	$390	$371	$116		$123
Ratio of gross expenses to average net assets (4,7)	106.04	% (5)	114.09%	134.28%	146.10%	717.53%		1404.93	% (5)
Ratio of net expenses to average net assets (4,8)	0.75	% (5)	0.75%	0.75%	0.75%	0.19	% (10)	0.75	% (5)
Ratio of net investment income/(loss) to average net assets (4)	4.22	% (5)	4.91%	5.24%	0.92%	(0.13)%		(0.64	)% (5)
Portfolio Turnover Rate	0	% (6)	0%	0%	0%	0%		0	% (6)

*	The Arca U.S.Treasury Fund commenced operations on July 6, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Less than $0.005.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Total returns would be lower absent fee waivers and expense reimbursements by the Advisor.

(4)	Does not include the expenses of other investment companies in which the Fund invests, if any.

(5)	Annualized.

(6)	Not Annualized.

(7)	Represents the ratio of expenses to average net assets absent of fee waivers and/or expense reimbursements by the Adviser.

(8)	Represents the ratio of expenses to average net assets inclusive of fee waivers and/or expense reimbursements by the Adviser.

(9)	Represents total return based on net asset values per share from commencement of investment operations on July 6, 2020 through December 31, 2020.

(10)	Includes voluntary waiver from the Adviser. Without this additional voluntary waiver, the net expense ratio would have been 0.75% for the year ended December 31, 2021.

See accompanying notes to financial statements.

Arca U.S. Treasury Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2025

1. ORGANIZATION

Arca U.S. Treasury Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company. The Fund engages in a continuous offering of shares. The Fund operates as an interval fund pursuant to Rule 23c-3 under the 1940 Act and, pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the “SEC”) on October 20, 2020, offers monthly repurchases of shares at net asset value. The Fund’s investment adviser is Arca Capital Management, LLC. (the “Adviser”). The Fund commenced operations on July 6, 2020.

The investment objective of the Fund is to seek maximum total return consistent with preservation of capital.

The Fund’s shares (“ArCoins” or “shares”) are available for purchase and can be transferred in peer-to-peer transactions on Ethereum, an open, public, distributed ledger that is secured using cryptography (referred to as a “blockchain”). Ethereum records transactions between two parties in a verifiable and permanent way, referred to as “immutability.” There are no share certificates and, because the shares can be transferred in peer-to-peer transactions using Ethereum’s blockchain technology, the shares are characterized herein as “digital securities.” Please refer to the Fund’s registration statement for additional information, including the costs and risks of effecting transactions on Ethereum and other risks associated with investing in the Fund (see “Peer-to-Peer Transactions,” “About the Digital Securities” and “Risks of Digital Securities”).

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States (“U.S. GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023- 07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities, including U.S. government obligation (other than short-term obligations) are valued each day by an independent pricing service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations- from a major market maker in the securities. The independent- pricing service does not distinguish between smaller sized bond positions known as “odd lots” and larger institutional sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at the time of purchase, may be valued at amortized cost which approximates fair value.

Arca U.S. Treasury Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025

Valuation of Underlying Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value according to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share that is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

When determining the fair value of an asset, the Adviser will seek to determine the price that it might reasonably expect to receive from the current sale of that asset in an arm’s length transaction. Fair value is defined as the amount for which assets could be sold in an orderly disposition over a reasonable period of time, taking into account the nature of the asset. Fair value determinations are based upon all available factors that the Adviser and the Board deem relevant. Fair value pricing, however, involves judgments that are inherently subjective and inexact, since fair valuation procedures are used only when it is not possible to be sure what value should be attributed to a particular asset or when an event will affect the market price of an asset and to what extent. As a result, fair value pricing may not reflect actual market value, and it is possible that the fair value determined for a security will be materially different from the value that actually could be or is realized upon the sale of that asset.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2025 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$—	$422,390	$—	422,390
Money Market Fund	86,001	—	—	86,001
Total	$86,001	$422,390	$—	$508,391

*	Refer to the Schedule of Investments for classification.

Arca U.S. Treasury Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025

The Fund did not hold any Level 3 securities during the six months ended June 30, 2025. There were no transfers between levels.

Security Transactions and Investment Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed quarterly. Distributions from net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex- dividend date and determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits related to uncertain tax positions should be recorded for open tax years ended December 31, 2021-December 31, 2023, or is expected to be taken in the Fund’s December 31, 2024 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects risk of loss due to these warranties and indemnities to be remote.

3. INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the six months ended June 30, 2025, the aggregate purchases and sales of investments (excluding U.S. Government & Agencies and other short-term investments) were $0 and $0, respectively.

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTION WITH RELATED PARTIES

As compensation for its services, the Fund pays to the Adviser a monthly advisory fee at an annual rate of 0.05% of its average daily net assets. For the six months ended June 30, 2025, the Fund incurred $107 of advisory fees.

Arca Labs, an affiliate of the Adviser, serves as the Fund’s blockchain administrator and developer pursuant to a Blockchain Administration and Development Agreement (the “Blockchain Administration Agreement”). Under the terms of the Blockchain Administration Agreement, the blockchain administrator is responsible for providing, or arranging for the provision of, development and administrative services necessary for the issuance of the Fund’s shares as digital securities and the on-going maintenance and administration of such digital securities. This includes, for example, coding ArCoins’ “smart contracts,” which are self-executing computer programs written to the blockchain, and maintaining and updating such code as necessary. For its services, the blockchain administrator is paid a fee calculated at the annual rate of 0.20% of the Fund’s average daily net assets. For the six months ended June 30, 2025, the Fund incurred $427 of blockchain administration fees.

Arca U.S. Treasury Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”) has contractually agreed to reduce its fees and/or absorb expenses of the Fund for an initial one year period from the effective date of the agreement to ensure that Net Annual Operating Expenses (including offering expenses, but excluding any transaction fees payable by the Fund to Ethereum, taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) will not exceed 0.75% of the Fund’s average daily net assets. For the six months ended June 30, 2025, the Adviser waived fees and reimbursed expenses in the amount of $ 224,568. The Agreement will allow the Adviser to recover amounts previously reimbursed for operating expenses to the Fund to the extent that the Fund’s expense ratios fall below the above indicated expense limitation. The amounts that can be recovered will be limited to the difference between the actual expense ratio and the amount of the expense limitation. Under such agreement, the Adviser can only recover such amounts for a period of up to three years. Cumulative waivers and expense reimbursements subject to the aforementioned reimbursements will expire December 31 of the following years:

2025	$509,102
2026	$507,242
2027	$458,473

As of December 31, 2024, $869,364 in waived advisory fees and reimbursed expenses expired unrecouped.

The distributor of the Fund is ACA Foreside. (the “Distributor”).

5. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation at June 30, 2025, were as follows:

Cost for Federal Tax purposes	$508,568

Unrealized Appreciation	$—
Unrealized Depreciation	(177)
Tax Net Unrealized Depreciation	$(177)

6. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the years ended December 31, 2024, and December 31, 2023, were as follows:

	Fiscal Year Ended December 31, 2024	Fiscal Year Ended December 31, 2023
Ordinary Income	$19,953	$23,290
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$19,953	$23,290

As of December 31, 2024, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$—	$—	$—	$(3)	$—	$127	$124

Arca U.S. Treasury Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025

Permanent book and tax differences, primarily attributable to the distributions in excess, resulted in reclassifications for the Fund for the fiscal year ended December 31, 2024, as follows:

Paid In Capital	Distributable Earnings
$(91)	$91

7. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of control of the Fund, under Section 2(a) 9 of the 1940 Act. As of June 30, 2025, the Adviser held approximately 91.8% of the voting securities of the Fund.

8. REPURCHASE OFFERS

Pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended, and under the terms of an Exemptive Order issued by the SEC on October 20, 2020, the Fund offers shareholders on a monthly basis the option of redeeming shares, at net asset value, up to 6% of the shares then outstanding. There is no guarantee that shareholders will be able to sell all of the shares they desire in a monthly repurchase offer. Limited liquidity will be provided to shareholders only through the Fund’s monthly repurchases.

During the six months ended June 30, 2025, the Fund completed twelve monthly repurchase offers. In those offers, the Fund offered to repurchase up to 6% of the number of its outstanding shares as of the Repurchase Pricing Dates. The results of those repurchase offers were as follows:

	Commencement Date	Repurchase Request Deadline	Repurchase Pricing Date	Net Asset Value as of Repurchase Offer Date	Amount Repurchased	Percentage of Outstanding Shares Repurchased
Repurchase Offer # 1	January 2, 2025	January 14, 2025	January 14, 2025	$1.00	$—	0.00%
Repurchase Offer # 2	February 3, 2025	February 14, 2025	February 14,2025	$1.00	$1,117	026%
Repurchase Offer # 3	March 3, 2025	March 14, 2025	March 14, 2025	$1.01	$956	0.22%
Repurchase Offer # 4	April 1, 2025	April 14, 2025	April 14, 2025	$1.00	$—	0.00%
Repurchase Offer # 5	May 1, 2025	May 14, 2025	May 14, 2025	$1.00	$—	0.00%
Repurchase Offer # 6	June 2, 2025	June 13, 2025	June 13, 2025	$1.01	$—	0.00%

9. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Arca U.S. Treasury Fund
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2025

At an in-person meeting of the Trust’s Board of Trustees held on February 13, 2025, the Board, including a majority of the members of the Board who are not “interested persons” of the Trust, as that term is defined in section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved a proposed advisory agreement (the “Advisory Agreement”) between Arca Capital Management, LLC (the “Adviser”) and the Trust on behalf of the Arca U.S. Treasury Fund (the “Fund”). The Board took note of relevant judicial precedent and regulations adopted by the SEC setting forth factors to be considered by a board when evaluating investment advisory agreements including, among other matters: (i) the nature, extent, and quality of the services to be provided to the Fund; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of the Fund’s investors.

In advance of the meeting, the Adviser provided certain information related to the proposed advisory agreement, as well as the Adviser’s personnel, policies, resources and strategy. In addition, the Board noted that the evaluation process with respect to the Adviser is and will continue to be on-going. For example, the Board recognized that, at its regularly scheduled meetings, it will receive and be asked to consider information regarding, among other things, the performance of the Fund and investment, compliance and marketing services provided by the Adviser to the Fund.

Nature, Extent and Quality of Services. The Board reviewed materials provided by the Adviser related to the Advisory Agreement, including an overview of the staff and organizational structure of the Adviser and its affiliates, and the personnel that perform services for the Fund. The Board considered the Adviser’s compliance policies and procedures, select financial information of the Adviser, the Adviser’s portfolio management personnel and their experience and background, and the Adviser’s description of its role in the oversight of other service providers to the Fund. The Board noted that the Adviser does not currently anticipate any material changes to the personnel assigned to the Fund.

In reaching its conclusions, the Board considered that the Adviser is staffed by experienced personnel that have experience in structuring and operating a U.S. Treasury portfolio and in managing and overseeing the effective operation of other service providers. The Board considered that the Fund’s primary investment objective is to invest in short-term U.S. Treasury securities, and that the operation of such a portfolio appears to be within the capabilities of the investment personnel employed by the Adviser.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund by the Adviser and its affiliates. The Board considered that the Adviser or its affiliates provide the Fund with certain blockchain administration and technology development services and also oversee third parties that provide such services or provide support in the operation of such services that are necessary to enable the Fund’s shares to be issued in digital format. The Board also considered that the Adviser is aware of the operational risks presented by offering shares of the Fund as digital securities, and the Board concluded that the Adviser was engaging a sufficient range of technologically proficient personnel and supporting technology and service providers to develop and carry out this critical function. The Board then concluded that the Adviser demonstrated that it had sufficient quality and depth of personnel, resources, management experience and compliance policies and procedures to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services provided by the Adviser were satisfactory. The Board also considered that such services are not associated with or duplicative of any other services provided to the Fund by other third parties.

Performance. In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. Among other data, the Board considered the performance of the Fund for the one-year and since inception periods ended December 31, 2024, as compared to the performance of a group of peer funds (the “Peer Group”) provided by the Adviser, including other registered investment funds that invest primarily in short-term U.S. treasury securities. The Board noted that each fund in the Peer Group is chosen based on the overall investment strategy, the investors it attracts, and how the portfolio is

Arca U.S. Treasury Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2025

managed, and not based on the wrapper of the investment product. The Board found that the net annual returns of the Fund were the third highest of the funds in the Peer Group and that the since inception returns of the Fund were within the range of its Peer Group. The Board also found that the returns of the Fund were generally consistent with the Fund’s benchmark index, the Bloomberg Short Treasury Total Return Value Index Unhedged. The Board concluded that the Fund’s performance returns were satisfactory.

Fees and Expenses. Regarding the costs of the services provided by the Adviser with respect to the Fund, the Board considered a comparison of the Fund’s contractual advisory fee and net expense ratio to those of the funds within the Peer Group and its benchmark. The Board noted that the Fund’s contractual advisory fee was at the higher end of the range of the identified Peer Group. The Board also considered that the advisory fee is 5 basis points. The Board considered the Adviser’s representation that the nature of the Fund’s portfolio and the unique structure of the Fund as a registered fund issuing digital asset securities support a conclusion that the advisory fee rate and total expense ratio are reasonable. The Board also acknowledged that the Fund is not profitable to the Adviser and the Adviser is reimbursing Fund expenses to keep the Fund’s total expense ratio at 0.75%. The Board recognized that the Fund’s total expense ratio is the highest in the Peer Group, but took note of the unique nature of the Fund’s digital asset structure. Based on the factors above, the Board concluded that the advisory fee of the Fund was within a range that could have been the product of arms-length bargaining.

Profitability. The Board considered the Fund’s profitability and whether these profits were reasonable in light of the services provided to the Fund. The Board reviewed a profitability analysis prepared by the Adviser based on current asset levels of the Fund and acknowledged that the Fund is not yet profitable for the Adviser. Thus, the Board concluded that the Adviser’s profitability, if any, from its relationship with the Fund, after taking into account a reasonable allocation of costs, was not excessive.

Economies of Scale. The Board considered whether the Fund would realize economies of scale with respect to its management of the Fund as the Fund grows and whether fee levels reflected these economies of scale for the benefit of shareholders. The Board considered the profitability analysis provided by the Adviser and the Adviser’s discussion of the same, including both direct and indirect costs borne by the Adviser in managing the Fund. The Board noted that it would revisit whether economies of scale exist in the future once the Fund has achieved sufficient size.

Other Benefits. The Board also considered the character and amount of any other direct and incidental benefits to be received by the Adviser from its association with the Fund. The Board considered that the Adviser did not currently receive any direct, indirect or ancillary material “fall-out” benefits from its relationship with the Fund, but noted the intent of an affiliate of the Adviser to enter into certain arrangements with an affiliated Bermuda insurance company, that could provide certain fall out benefits to the Adviser and its affiliates. The Board noted that it would continue to monitor the existence of any fall-out benefits.

Conclusion. The Board, having requested and received such information from the Adviser as it believed reasonably necessary to evaluate the terms of the Advisory Agreement, and having been advised by independent counsel that the Board had appropriately considered and weighed all relevant factors, determined that the renewal of Advisory Agreement for an additional one-year term was in the best interests of the Fund and its shareholders.

PRIVACY NOTICE

FACTS	WHAT DOES ARCA U.S. TREASURY FUND DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	●	Social Security number	●	Purchase History

	●	Assets	●	Account Balances

	●	Retirement Assets	●	Account Transactions

	●	Transaction History	●	Wire Transfer Instructions

	●	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Does Arca U.S.
	Treasury Fund	Can you limit
Reasons we can share your personal information	share?	this sharing?

For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureau	Yes	No

For our marketing purposes – to offer our products and services to you	No	We don’t share

For joint marketing with other financial companies	No	We don’t share

For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share

For nonaffiliates to market to you	No	We don’t share

Questions? Call 1-800-445-3148

Who we are

Who is providing this notice?	Arca U.S. Treasury Fund

What we do

How does Arca U.S. Treasury Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Arca U.S. Treasury Fund collect my personal information?

We collect your personal information, for example, when you

●     Open an account

●     Provide account information

●     Give us your contact information

●     Make deposits or withdrawals from your account

●     Make a wire transfer

●     Tell us where to send the money

●     Tells us who receives the money

●     Show your government-issued ID

●     Show your driver’s license

We also collect your personal information from other companies.

Federal law gives you the right to limit only:

●     Sharing for affiliates’ everyday business purposes – information about your creditworthiness

●     Affiliates from using your information to market to you

●     Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Arca U.S. Treasury Fund does not share with our Affiliates.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial Companies ● Arca U.S. Treasury Fund does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Arca U.S. Treasury Fund does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-800-445-3148 or by referring to the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to Form N-PORT. Form N-PORT are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-888-526-1997.

INVESTMENT ADVISER
Arca Capital Management, LLC
4551 Glencoe Avenue, Suite 350
Marina del Rey, CA 90292

ADMINISTRATOR
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

ITEM 2. CODE OF ETHICS.

Not applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. INVESTMENTS.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 1 of this form.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Included under Item 1.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Included under Item 1.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 16. CONTROLS AND PROCEDURES.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

/s/ Philip Liu
By Philip Liu
Principal Executive Officer
Date: 9/5/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Philip Liu
By Philip Liu
Principal Executive Officer
Date: 9/5/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Vance Sanders
By Vance Sanders
Principal Financial Officer
Date: 9/5/2025